Provisions, Movement in Provisions (Details) $ in Thousands	12 Months Ended
Jun. 30, 2025 AUD ($)
Movement in Provisions [Abstract]
At the beginning of the financial year	$ 31,272
Amounts capitalised for changes in underlying costs and estimates	3,246
Amounts capitalised for changes in discount rate	0
Amounts capitalised on translation of mine closure and rehabilitation provision	510
Charged/(credited) to the Consolidated Statement of Profit or Loss [Abstract]
Changes in underlying costs and estimates	5,762
Foreign exchange rate differences	0
Released during the year	(5,731)
Unwinding of discount rate	409
Transfers and other movements	98
At the end of the financial year	35,566
Employee Benefit [Member]
Movement in Provisions [Abstract]
At the beginning of the financial year	5,963
Amounts capitalised for changes in underlying costs and estimates	0
Amounts capitalised for changes in discount rate	0
Amounts capitalised on translation of mine closure and rehabilitation provision	0
Charged/(credited) to the Consolidated Statement of Profit or Loss [Abstract]
Changes in underlying costs and estimates	5,762
Foreign exchange rate differences	0
Released during the year	(5,731)
Unwinding of discount rate	0
Transfers and other movements	98
At the end of the financial year	6,092
Mine Closure and Rehabilitation [Member]
Movement in Provisions [Abstract]
At the beginning of the financial year	25,309
Amounts capitalised for changes in underlying costs and estimates	3,246
Amounts capitalised for changes in discount rate	0
Amounts capitalised on translation of mine closure and rehabilitation provision	510
Charged/(credited) to the Consolidated Statement of Profit or Loss [Abstract]
Changes in underlying costs and estimates	0
Foreign exchange rate differences	0
Released during the year	0
Unwinding of discount rate	409
Transfers and other movements	0
At the end of the financial year	$ 29,474